NET INCOME PER UNIT (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of earnings

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Net income (loss)	$19,804	$2,516	$37,565	$(1,806)
Less distributions declared on:
Limited partner common units - public	6,049	2,573	11,773	2,573
Limited partner common units - PBF LLC	952	12	1,853	12
Limited partner subordinated units - PBF LLC	5,878	2,542	11,438	2,542
Incentive distribution rights - PBF LLC	151	—	181	—
Total distributions declared	13,030	5,127	25,245	5,127
Earnings less distributions	$6,774	$(2,611)	$12,320	$(6,933)

Summary of calculation of net income per unit

	Six Months Ended June 30, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$11,773	$1,853	$11,438	$181	$25,245
Earnings less distributions	5,454	(84)	5,857	1,093	12,320
Net income (loss)	$17,227	$1,769	$17,295	$1,274	$37,565

Weighted-average units outstanding - basic	15,823,475	1,619,086	15,886,553
Weighted-average units outstanding - diluted	15,836,069	1,619,086	15,886,553

Net income per limited partner unit - basic	$1.09	$1.09	$1.09
Net income per limited partner unit - diluted	$1.09	$1.09	$1.09

	Six Months Ended June 30, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$2,573	$12	$2,542	$—	$5,127
Earnings less distributions	123	1	166	(7,223)	(6,933)
Net income (loss)	$2,696	$13	$2,708	$(7,223)	$(1,806)

Weighted-average units outstanding - basic	15,812,500	74,053	15,886,553
Weighted-average units outstanding - diluted	15,813,904	74,053	15,886,553

Net income per limited partner unit - basic	$0.17	$0.17	$0.17
Net income per limited partner unit - diluted	$0.17	$0.17	$0.17